Financial instruments (Details 14) (Recurring basis, CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	6,026	6,037
Transfers out of level 1 to level 2, Trading assets	277	24,302
Transfers to level 1 out of level 2, Trading liabilities	4,692	6,628
Transfers out of level 1 to level 2, Trading liabilities	46	332
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	499	318
Transfers out of level 1 to level 2, Trading assets	92	23,632
Transfers to level 1 out of level 2, Trading liabilities	11	87
Transfers out of level 1 to level 2, Trading liabilities	18	34
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	437	209
Transfers out of level 1 to level 2, Trading assets	183	650
Transfers to level 1 out of level 2, Trading liabilities	248	100
Transfers out of level 1 to level 2, Trading liabilities	17	226
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	5,090	5,510
Transfers out of level 1 to level 2, Trading assets	2	20
Transfers to level 1 out of level 2, Trading liabilities	4,433	6,441
Transfers out of level 1 to level 2, Trading liabilities	11	72
Bank
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	6,026	6,037
Transfers out of level 1 to level 2, Trading assets	277	24,302
Transfers to level 1 out of level 2, Trading liabilities	4,692	6,628
Transfers out of level 1 to level 2, Trading liabilities	46	332
Bank | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	499	318
Transfers out of level 1 to level 2, Trading assets	92	23,632
Transfers to level 1 out of level 2, Trading liabilities	11	87
Transfers out of level 1 to level 2, Trading liabilities	18	34
Bank | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	437	209
Transfers out of level 1 to level 2, Trading assets	183	650
Transfers to level 1 out of level 2, Trading liabilities	248	100
Transfers out of level 1 to level 2, Trading liabilities	17	226
Bank | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	5,090	5,510
Transfers out of level 1 to level 2, Trading assets	2	20
Transfers to level 1 out of level 2, Trading liabilities	4,433	6,441
Transfers out of level 1 to level 2, Trading liabilities	11	72